Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 43.63%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,000	$100,269
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,968	94,976
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,646	47,586
Vanguard Short-Term Treasury ETF (a)............................................................................		1,645	95,065
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $349,485)			337,896
		Notional
PURCHASED OPTIONS - 150.79% (b)(c)	Contracts	Amount

CALL OPTIONS - 101.05%
iShares Russell 2000 ETF, Expires 1/10/2023, Strike Price $215.32.................................	46	$758,632	1,473
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $465.52................................	22	785,796	369
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $0.48...................................	22	1,615,746	780,697
PUT OPTIONS - 49.74%			782,539

iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.72..................	70	717,150	224,856
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price
$122.89................................................................................................................	77	788,865	158,955
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $186.68................................	22	785,796	1,306
TOTAL PURCHASED OPTIONS (Cost $1,254,656)			385,117
			1,167,656
Total Investments (Cost $1,604,141) - 194.42%............................................................			1,505,552
Liabilities in Excess of Other Assets - (94.42)%.............................................................			(731,169)
....................................................................................TOTAL NET ASSETS - 100.00%			$774,383

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,896.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF..............................	1/10/2023	$228.11	46	$(758,632)	$(562)
SPDR S&P 500® Trust ETF............................	1/10/2023	$493.16	22	(785,796)	(118)
SPDR S&P 500® Trust ETF............................	1/10/2023	$186.68	22	(785,796)	(381,915)
PUT OPTIONS					(382,595)

iShares 20+ Year Treasury Bond ETF...............	1/10/2023	$141.81	70	(717,150)	(275,253)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	1/10/2023	$129.36	77	(788,865)	(210,964)
SPDR S&P 500® Trust ETF............................	1/10/2023	$418.97	22	(785,796)	(133,691)
TOTAL OPTIONS WRITTEN (Premiums Received $879,430)					(619,908)
					$(1,002,503)